Income Taxes Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities	$ 0
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (47,359,642)		$ (36,844,347)	$ 10,147,685
Hong Kong
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (9,697,599)		(14,046,405)	(2,396,163)
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (21,862,391)		(16,601,650)	15,175,153
PRC | Chu Le of WFOE | High And New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%
Cayman
Income Taxes Expense
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (6,502,164)		(3,451,775)	(2,294,148)
U.S.
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
Income (Loss) before income taxes and equity in earnings of subsidiaries	$ (9,297,488)		$ (2,744,517)	$ (337,157)